Investments under Equity Method - Investments in and Equity in Earnings (Losses) of Equity Method Investees (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 The Investment Trust Plan [Member] CNY	Dec. 31, 2012 Huainan Ninetowns [Member] CNY	Dec. 31, 2013 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2013 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2013 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2012 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2013 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2012 Beijing Juxin Fugao [Member] CNY
Schedule of Equity Method Investments [Line Items]
Investment, Beginning balance	$ 14,028	84,923	$ 38,089	230,579		161,475	10,164	64,746	53,000	19,834	5,940	299		44
Investment contributions			4,426	26,792					12,000		13,960		700		132
Equity earnings (losses)	(76)	(463)	(142)	(857)	1,639		(48)	(117)	(254)	(3)	(66)	(299)	(401)	(44)	(88)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company			(28,345)	(171,591)		(161,475)	(10,116)
Investment, Ending balance	$ 13,952	84,460	$ 14,028	84,923	230,579			64,629	64,746	19,831	19,834		299		44